UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment |_|

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name: Key Group Holdings (Cayman), Ltd.
                                 Address: Caves Point, 3C, West Bay Street
                                          Nassau, Bahamas


				 13F File Number: 028-14969


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Sunil Jagwani
Title: Director
Phone: 214 245 1919

Signature,                               Place,             and Date of Signing:


/s/ Sunil Jagwani                        Nassau, Bahamas    2/14/2013
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 81

Form 13F Information Table Value Total: $ 1,122,756 (thousands)


List of Other Included Managers:

No.        Form 13 F File Number      Name
---        ---------------------      ----
None

FORM 13F INFORMATION TABLE

                              TITLE OF                  VALUE SHARES/  SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
    NAME OF ISSUER             CLASS           CUSIP   x$1000 PRN AMT  PRN CALL DSCRETN MNGRS    SOLE    SHARED    NONE
-----------------------      --------        --------- ------ -------- --- ---- ------- ------- -------  ------   -------


Anadarko Petroleum           COM             32511107  14862  200000   SH  CALL                                   200000
Anadarko Petroleum Ord Shs   COM             32511107  39512  531720   SH                       531720
Apache                       COM             37411105  5762   73400    SH  CALL                                   73400
Apache                       COM             37411105  26250  334398   SH                       334398
Arch Coal Inc.               COM             39380100  7320   1000000  SH  PUT                                    1000000
Baker Hughes Ord Shs         COM             57224107  20344  498130   SH                       498130
Basic Energy Services Ord ShsCOM             06985P100 19237  1686018  SH                       1686018
Berry Petroleum Ord Shs      COM             85789105  6576   196003   SH                       196003
BP PLC                       SPONSORED ADR   55622104  8328   200000   SH  CALL                                   200000
BP PLC                       SPONSORED ADR   55622104  5002   120131   SH                       120131
BP Prudhoe Bay Royalty Units UNIT BEN INT    55630107  3016   44000    SH                       44000
C&J Energy Services Ord Shs  COM             12467B304 5881   274283   SH                       274283
Cabot Oil & Gas Ord Shs      COM             127097103 4974   100000   SH  CALL                                   100000
Cabot Oil & Gas Ord Shs      COM             127097103 9948   200000   SH  CALL                                   200000
Cabot Oil & Gas Ord Shs      COM             127097103 24411  490780   SH                       490780
Cheniere Energy Ord Shs      COM NEW         16411R208 16715  890062   SH                       890062
CHENIERE ENERGY PARTNERS LP  COM UNIT        16411Q101 2211   104000   SH  PUT                                    104000
Chesapeake Energy            COM             165167107 3154   189800   SH  CALL                                   189800
Chesapeake Energy            COM             165167107 13246  796968   SH                       796968
Cliffs Natural Resources     COM             18683K101 4702   121900   SH  PUT                                    121900
Cliffs Natural Resources     COM             18683K101 5784   150000   SH                       150000
ConocoPhillips               COM             20825C104 18563  320100   SH  CALL                                   320100
ConocoPhillips               COM             20825C104 39040  673213   SH                       673213
Devon Energy Ord Shs         COM             25179M103 16264  312526   SH                       312526
DRYSHIPS INC                 SHS             Y2109Q101 4386   2741348  SH                       2741348
EL PASO PIPELINE PARTNERS L  COM UNIT LPI    283702108 7838   212000   SH  CALL                                   212000
Enbridge Ord Shs             COM             29250N105 2582   59596    SH                       59596
Energen Ord Shs              COM             29265N108 15382  341139   SH                       341139
Exxon Mobil Ord Shs          COM             30231G102 15752  182002   SH                       182002
Forest Oil Ord Shs           COM             346091705 11964  1788400  SH                       1788400
Gulfport Energy Ord Shs      COM             402635304 37556  982624   SH                       982624
HESS CORP                    COM             42809H107 5587   105500   SH  CALL                                   105500
HESS CORP                    COM             42809H107 5296   100000   SH                       100000
HOLLYFRONTIER CORP           COM             436106108 3673   78900    SH                       78900
INTEROIL CORP                COM             460951106 5553   100000   SH  CALL                                   100000
INTEROIL CORP                COM             460951106 6108   110000   SH  CALL                                   110000
INTEROIL CORP                COM             460951106 7258   130700   SH  CALL                                   130700
INTEROIL CORP                COM             460951106 19734  355368   SH                       355368
JOY GLOBAL INC               COM             481165108 10128  158800   SH  CALL                                   158800
JOY GLOBAL INC               COM             481165108 10128  158800   SH  CALL                                   158800
JPMORGAN ALERIAN MLP INDE    COM             46625H365 19284  501400   SH  PUT                                    501400
KEY ENERGY SVCS INC          COM             492914106 7386   1062778  SH                       1062778
KINDER MORGAN ENERGY PARTNER COM             494550106 11003  137900   SH  PUT                                    137900
KODIAK OIL & GAS CORP        COM             50015Q100 5629   636000   SH  PUT                                    636000
Marathon Petroleum Ord Shs   COM             56585A102 11811  187482   SH                       187482
Markwest Energy Partners     COM             570759100 5101   100000   SH  CALL                                   100000
McDermott International Ord SCOM             580037109 32153  2917655  SH                       2917655
MDU Resources Group Ord Shs  COM             552690109 7583   357000   SH                       357000
NABORS INDUSTRIES LTD        SHS             G6359F103 22618  1565230  SH                       1565230
Newfield Exploration Ord Shs COM             651290108 24592  918300   SH                       918300
OCCIDENTAL PETE CORP DEL     COM             674599105 23688  309196   SH                       309196
OCEAN RIG UDW INC            SHS             Y64354205 8631   578071   SH                       578071
Oil States International Ord COM             678026105 22439  313653   SH                       313653
PACIFIC DRILLING SA LUXEMBOU REG SHS         L7257P106 7735   819391   SH                       819391
Patterson UTI Energy Ord Shs COM             703481101 15011  805721   SH                       805721
PENN WEST PETE LTD NEW       COM             707887105 757    69700    SH                       69700
Penn West Petroleum Ord Shs  COM             707887105 10838  1003473  SH                       1003473
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG  71654V101 16800  869990   SH                       869990
PHILLIPS 66                  COM             718546104 12896  242861   SH                       242861
PIONEER NAT RES CO           COM             723787107 21638  203000   SH  CALL                                   203000
PIONEER NAT RES CO           COM             723787107 22597  212000   SH  CALL                                   212000
PIONEER NAT RES CO           COM             723787107 45716  428893   SH                       428893
Quanta Services Ord Shs      COM             74762E102 3076   112710   SH                       112710
RANGE RES CORP               COM             75281A109 24169  384674   SH                       384674
Rowan Companies Plc Ord Shs  COM             779382100 5472   175000   SH                       175000
SM Energy Ord Shs            COM             78454L100 5743   110000   SH                       110000
Southwestern Energy Ord Shs  COM             845467109 22004  658600   SH                       658600
Stone Energy Ord Shs         COM             861642106 18340  893777   SH                       893777
SUPERIOR ENERGY SVCS INC     COM             868157108 21607  1042812  SH                       1042812
TECK RESOURCES LTD           CL B            878742204 10664  295000   SH                       295000
TECK RESOURCES LTD           COM             878742204 16384  450728   SH                       450728
Valero Energy                COM             91913Y100 10236  300000   SH  CALL                                   300000
Valero Energy                COM             91913Y100 10372  304000   SH  CALL                                   304000
Valero Energy                COM             91913Y100 24612  721350   SH                       721350
Walter Energy Ord Shs        COM             93317Q105 5920   165000   SH                       165000
WALTER INDUSTRIES INC        COM             93317Q105 22820  636000   SH  CALL                                   636000
WALTER INDUSTRIES INC        COM             93317Q105 5920   165000   SH                       165000
Western Refining Ord Shs     COM             959319104 8317   295029   SH                       295029
Whiting Petroleum Ord Shs    COM             966387102 21515  496081   SH                       496081
WILLIAMS PARTNERS L P        COM UNIT L P    96950F104 12574  258400   SH  CALL                                   258400
WPX Energy Ord Shs           COM             98212B103 27078  1819779  SH                       1819779
